Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of a Breakdown of Revenues by Product Line
The following table provides a breakdown of revenues by product line:

	For the years ended December 31,
(€ thousands)	2024	2023	2022
ZEGNA brand(1)	1,163,722	1,109,491	923,942
Thom Browne brand	314,712	378,410	330,014
TOM FORD FASHION	314,514	235,531	—
Textile	138,153	150,986	136,769
Other(2)	15,546	30,131	102,115
Total revenues	1,946,647	1,904,549	1,492,840
______________________
(1)ZEGNA brand includes revenues from apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.
(2)Other mainly includes revenues from agreements with third party brands.

Schedule of a Breakdown of Revenues by Sales Channel
The following table provides a breakdown of revenues by distribution channel:

	For the years ended December 31,
(€ thousands)	2024	2023	2022
Direct to Consumer (DTC)
ZEGNA brand	1,004,308	945,313	772,505
Thom Browne brand	186,066	183,422	145,702
TOM FORD FASHION	200,302	136,291	—
Total Direct to Consumer (DTC)	1,390,676	1,265,026	918,207
Wholesale branded
ZEGNA brand	159,414	164,178	151,437
Thom Browne brand	128,646	194,988	184,312
TOM FORD FASHION	114,212	99,240	—
Total Wholesale branded	402,272	458,406	335,749
Textile	138,153	150,986	136,769
Other(1)	15,546	30,131	102,115
Total revenues	1,946,647	1,904,549	1,492,840
______________________
(1)Other mainly includes revenues from agreements with third party brands.

Schedule of Breakdown of Revenues by Geographic Area
The following table provides a breakdown of revenues by geographic area:

	For the years ended December 31,
(€ thousands)	2024	2023	2022
EMEA (1)	680,259	658,694	520,226
of which Italy	255,527	281,793	224,342
Americas (2)	524,790	454,890	324,575
of which United States	452,770	384,544	270,312
Greater China Region	509,378	595,515	494,110
Rest of APAC (3)	229,877	192,492	150,692
Other (4)	2,343	2,958	3,237
Total revenues	1,946,647	1,904,549	1,492,840
______________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(4)Other revenues mainly include royalties.